Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income tax provision (benefit)	$ (353)	$ (12)	$ (5,011)	$ (797)	$ 941	$ (358)	$ 902
Effective tax rate	9.00%	0.60%	24.20%	3.60%	7.80%	1.00%	(1.20%)